Related-Party Transactions - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended
Jul. 31, 2011
Related Party Transactions [Abstract]
Common stock repurchased, shares	5,669,374
Common stock repurchase, price	$ 7.80
Common stock repurchase, value	$ 44,221